CAPITAL RISK MANAGEMENT - Debt Leverage Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted net debt	$ 38,856	$ 43,330
Divided by: trailing 12-month adjusted EBITDA	$ 9,820	$ 9,617
Debt leverage ratio	4.0	4.5
Net Debt, adjustment to subordinated notes	50.00%	50.00%